Going Concern	12 Months Ended
Dec. 31, 2015
Going Concern [Abstract]
Going Concern

Note 2: Going Concern

The Company has only generated limited revenues to date.  The Company has a working capital deficit of $25,404,178 and an accumulated deficit of $201,504,478 as of December 31, 2015.  The ability of the Company to continue as a going concern is dependent on raising capital to fund ongoing operations and carry out its business plan and ultimately to attain profitable operations.  Accordingly, these factors raise substantial doubt as to the Company’s ability to continue as a going concern. The financial statements do not include any adjustments relating to the recoverability and classification of recorded assets, or the amounts of and classification of liabilities that might be necessary in the event the Company cannot continue in existence. To date, the Company has funded its initial operations primarily by way of the sale of equity securities, convertible note financing, short term financing from private parties, and advances from related parties. The Company currently needs to raise additional capital in order to maintain its sponsored research agreements, its patent portfolio, research and development activities and efforts to commercialize its technologies, as well as to make payments on existing liabilities.  The Company is continuing to raise capital, as it did during the year ended December 31, 2015, in order to continue the Company’s business operations.  The Company currently requires approximately $6 million to $8 million to continue its operations over the next twelve months. There can be no assurance that the Company will be able to continue to raise sufficient capital or that it will be available on terms that are acceptable to the Company and its shareholders.   The Company’s management is also actively seeking strategic partners for licensing and/or joint development of Company technologies as well as prioritizing our current IP portfolio to identify opportunities for cost reduction.  The Company’s management is also seeking to reduce costs.  There can be no assurance that the Company’s management will be successful in its planned efforts, and a failure to do so may lead to the Company being unable to continue its operations.